Asset Acquisition (Details) - Strategic Asset Holdings [Member]	Apr. 13, 2022 USD ($) shares
Convertible Preferred C stock | shares	4,200,000
Intangible assets	$ 4,195,353
Operating lease right-of-use assets	81,967
Operating lease liabilities	$ (77,320)